2 SIGNIFICANT ACCOUNTING POLICIES: Equipment: Disclosure of detailed information about property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Disclosure of detailed information about property, plant and equipment

Office equipment	3-5 years	Straight-line
Computer equipment	3-5 years	Straight-line